CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($)	Total	Share Capital	Share Premium	Accumulated Deficit	Share Option Reserve	Equity Accounted Warrants	Merger Reserve	Foreign Currency Translation Reserve
Beginning balance at Sep. 30, 2022	$ 2,512,440	$ 940	$ 8,994,292	$ (7,544,340)	$ 1,300,373			$ (238,825)
Comprehensive loss for the year
Loss for the year	(222,097,491)			(222,097,491)
Other comprehensive loss	(24,402)							(24,402)
Contributions by and distributions to owners
Conversion from convertible loan note	6,296,437	190	6,296,247
Loss on disposal of affiliate	(4,441)			(4,441)
Recapitalization at the Business Combination	116,921,320	4,417	103,732,715			$ 345,218	$ 12,838,970
Shares issued under FPA agreement	1,943,046	243	1,942,803
Share based payments	76,015,474				76,015,474
Ending balance at Sep. 30, 2023	(18,437,617)	5,790	120,966,057	(229,646,272)	77,315,847	345,218	12,838,970	(263,227)
Comprehensive loss for the year
Loss for the year	(9,008,081)			(9,008,081)
Other comprehensive loss	(525,448)							(525,448)
Contributions by and distributions to owners
Shares issued on exercise of employee share options	44	200	887,791		(887,947)
Shares issued for cash, net of issuance costs	1,126,000	671	1,125,329
Shares Issued in Relation to the SEPAs	4,244,759	2,990	4,241,769
Shares issued under FPA agreement		200	887,791
Shares issued to settle MSA and CSA compensation	40,250	47	190,203		(150,000)
Transfer from share premium in connection with the RSS (see note 4)		155	(155)
Transfer of expired warrants to accumulated deficit				345,218		$ (345,218)
Share based payments	43,688				43,688
Ending balance at Sep. 30, 2024	$ (22,516,405)	$ 9,853	$ 127,410,994	$ (238,309,135)	$ 76,321,588		$ 12,838,970	$ (788,675)